Note 8 - Securities Owned and Securities Sold, But Note Yet Purchased at Fair Value - 10Q	3 Months Ended
Dec. 31, 2012
Securities Owned And Securities Sold But Not Yet Purchased At Fair Value [Text Block]
NOTE 8. SECURITIES OWNED AND SECURITIES SOLD, BUT NOT YET PURCHASED AT FAIR VALUE

The following tables show the fair market values of securities owned by the Company, and securities sold but not yet purchased by the Company, as of December 31, 2012 and September 30, 2012:

Fair Value Measurements

As of December 31, 2012 Securities owned at fair value
	Level 1	Level 2	Level 3	Total

Corporate stocks	$70,000	$187,000	$-	$257,000
Corporate bonds	-	-	-	-
Government obligations	583,000	-	-	583,000
Restricted stock	-	295,000	-	295,000
	$653,000	$482,000	$-	$1,135,000

Securities sold, but not yet purchased at fair value
	Level 1	Level 2	Level 3	Total

Corporate stocks	$3,000	$-	$-	$3,000
Corporate bonds	-	-	-	-
Government obligations	-	-	-	-
Restricted stock	-	-	-	-
	$3,000	$-	$-	$3,000

As of September 30, 2012 Securities owned at fair value
	Level 1	Level 2	Level 3	Total

Corporate stocks	$18,000	$-	$-	$18,000
Corporate bonds	-	-	-	-
Government obligations	678,000	-	-	678,000
Restricted stock	-	56,000	-	56,000
	$696,000	$56,000	$-	$752,000

Securities sold, but not yet purchased at fair value
	Level 1	Level 2	Level 3	Total

Corporate stocks	$1,000	$-	$-	$1,000
Corporate bonds	-	-	-	-
Government obligations	-	-	-	-
Restricted stock	-	-	-	-
	$1,000	$-	$-	$1,000

The Company owns approximately 1,800,000 shares of common stock (“shares”) of a company which is in the developmental stage. The shares are included in Level 2 corporate stocks above. The Company has determined that the fair market value of these shares is $.10 per share which is lower than the quoted market price of $0.55 per share for the following reasons: i.) the limited number of bids it could get for the entire position in one sale transaction, ii.) the timeframe to liquidate the Company’s position in the shares could be one to two years based on the weighted average number of shares that are traded on a daily basis, and iii.) an attempt by the Company to sell the entire position in the open market, would most likely have a material adverse impact on the current market trading price of the shares.